Business Combinations - Summary of Amounts Recognized for Assets and Liabilities Acquired (Detail) - USD ($) $ in Millions	Jun. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill		$ 2,767	$ 2,031	$ 2,122
Veoneers Active Safety Business [Member]
Business Acquisition [Line Items]
Non-cash working capital	$ 100
Fixed assets	245
Other assets	96
Intangible assets	459
Goodwill	670
Other liabilities	(98)
Deferred tax liabilities	(34)
Purchase price	1,438
Receivable from seller	37
Net cash outflow	$ 1,475